Quarterly Data (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Data [Line Items]
Net revenue after the provision for doubtful accounts	$ 1,388,647,000	[1],[2]	$ 1,219,622,000	[1],[3]	$ 1,224,566,000	[1],[4]	$ 1,254,760,000	[1]	$ 1,182,603,000	[1],[5]	$ 1,093,620,000	[1]	$ 1,082,195,000	[1]	$ 1,108,995,000	[1]	$ 5,087,595,000	$ 4,467,413,000	$ 3,982,467,000
Income from continuing operations	37,748,000	[1],[2]	49,704,000	[1],[3]	56,916,000	[1],[4]	61,966,000	[1]	46,212,000	[1],[5]	40,006,000	[1]	46,068,000	[1]	53,488,000	[1]	206,334,000	185,774,000	161,303,000
Income (loss) from discontinued operations	(1,227,000)	[1],[2]	255,000	[1],[3]	(1,583,000)	[1],[4]	146,000	[1]	(12,976,000)	[1],[5]	(126,000)	[1]	(355,000)	[1]	(69,000)	[1]	(2,409,000)	(13,526,000)	2,638,000
Consolidated net income	36,521,000	[1],[2]	49,959,000	[1],[3]	55,333,000	[1],[4]	62,112,000	[1]	33,236,000	[1],[5]	39,880,000	[1]	45,713,000	[1]	53,419,000	[1]	203,925,000	172,248,000	163,941,000
Net income attributable to Health Management Associates, Inc.	30,847,000	[1],[2]	43,728,000	[1],[3]	48,611,000	[1],[4]	55,524,000	[1]	28,179,000	[1],[5]	35,293,000	[1]	39,657,000	[1]	46,940,000	[1]	178,710,000	150,069,000	138,182,000
Continuing operations, Basic	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.20	[1],[4]	$ 0.22	[1]	$ 0.17	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.72	$ 0.66	$ 0.55
Discontinued operations, Basic					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income, Basic	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.19	[1],[4]	$ 0.22	[1]	$ 0.12	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.61	$ 0.56
Continuing operations, Diluted	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.20	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.16	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.65	$ 0.55
Discontinued operations, Diluted					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income, Diluted	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.19	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.11	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.70	$ 0.60	$ 0.56
Basic	252,175	[1],[2]	252,157	[1],[3]	251,765	[1],[4]	250,038	[1]	248,600	[1],[5]	248,526	[1]	248,390	[1]	247,555	[1]	251,541	248,272	245,381
Diluted	256,032	[1],[2]	255,124	[1],[3]	255,235	[1],[4]	253,727	[1]	252,372	[1],[5]	250,972	[1]	251,198	[1]	249,867	[1]	255,037	251,106	246,965
Acquisitions and government investigations cost			9,300,000
Recognized benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs	38,200,000
Restructuring costs	12,900,000
Gain (loss) on sale of assets									(12,100,000)								304,000	(12,113,000)	10,428,000
Asset impairment charges									8,400,000
Deferred debt issuance costs written off	24,600,000																24,595,000		444,000
Accumulated other comprehensive income (loss) amortization and net fair value adjustment expense attributable to the Company's interest rate swap contract	16,400,000
Gulf Coast Medical Center [Member]
Quarterly Data [Line Items]
Gain (loss) on sale of assets																	600,000
Asset impairment charges																		8,400,000	2,200,000
Riley Hospital [Member]
Quarterly Data [Line Items]
Gain (loss) on sale of assets																		(12,100,000)
Fishermen's Hospital [Member]
Quarterly Data [Line Items]
Goodwill impairment charges																	$ 3,600,000

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.
[6]	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.